Property and Equipment	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment
5.	PROPERTY AND EQUIPMENT
Property and equipment consisted of the following:

	Computers	Office furniture and equipment	Leasehold Improvements	Lab Equipment	Total
Cost

As at January 1, 2022	$101,754	$73,267	$134,333	$289,569	$598,923
Additions	20,279	5,551	—	209,720	235,550
Disposals	(47,603)	(8,158)	—	—	(55,761)
Foreign currency adjustments	(3,852)	(4,261)	(8,589)	(25,736)	(42,438)

As at December 31, 2022	70,578	66,399	125,744	473,553	736,274
Additions	18,534	—	—	54,843	73,377
Disposals	(5,488)	—	—	(16,124)	(21,612)
Foreign currency adjustments	2,001	1,597	3,023	12,992	19,613

As at December 31, 2023	85,625	67,996	128,767	525,264	807,652

Accumulated Depreciation

As at January 1, 2022	71,187	46,965	91,345	38,631	248,128
Depreciation	17,153	5,256	14,366	73,328	110,103
Disposals	(43,540)	(5,342)	—	—	(48,882)
Foreign currency adjustments	(2,295)	(2,853)	(6,410)	(4,981)	(16,539)

As at December 31, 2022	42,505	44,026	99,301	106,978	292,810
Depreciation	17,612	4,492	13,849	76,930	112,883
Disposals	(5,162)	—	—	(11,604)	(16,766)
Foreign currency adjustments	1,226	1,149	2,666	4,097	9,138

As at December 31, 2023	56,181	49,667	115,816	176,401	398,065

Net Book Value

As at December 31, 2022	28,073	22,373	26,443	366,575	443,464

As at December 31, 2023	$29,444	$18,329	$12,951	$348,863	$409,587

During the year

ended December
31
,
2023
and
2022
, depreciation expense of $
112,883
and $
110,103
, respectively, was recognized with $
13,276
included in general and administrative and $
99,606
included in research and development ($
13,870
and $
96,233
for general and administrative, and research and development in
2022
, respectively).